Note 15: Correction of An Error (Details) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014
Details
Overstatement of derivative loss				$ 772,543
Reduction of net loss				$ 1,561,232
Reduction of loss per share				$ 0.01
Overstatement of derivative loss per quarter	$ 19,226	$ 136,836	$ 150,226